Income Taxes - Reconciliation of Statutory Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal statutory rate	(34.00%)	(34.00%)
State taxes - net of federal benefit	0.02%	0.12%
Convertible debt interest expense	0.92%
Tax credits	(0.02%)	(7.40%)
Change in fair value of warrants	(0.42%)	(29.78%)
Other permanent items	(1.42%)	(0.64%)
Foreign withholding tax		11.57%
Valuation allowance	35.18%	79.68%
Effective income tax rate	0.26%	19.55%